Convertible Note Payable - Schedule of Convertible Notes Payable (Details) (10-K) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Convertible note payable, gross		$ 1,750,000
Less debt discount	$ (1,555,556)	(1,555,556)
Convertible note payable, net		$ 194,444